Investments (Details 1) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfInvestmentsLineItems [Line Items]
Share Of Profit Of Equity Accounted Investments	€ 124	€ 77
Deduction For Dividends	(86)	(100)
Eni BTC Ltd [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Share Of Profit Of Equity Accounted Investments		€ 6
Deduction For Dividends	€ 27
% of the investment in unconsolidated entities	100.00%	100.00%
Angola LNG Ltd [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Share Of Profit Of Equity Accounted Investments	€ 45
% of the investment in associates	13.60%	13.60%
PetroJunin SA [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Share Of Profit Of Equity Accounted Investments	€ 26	€ 30
% of the investment in joint ventures	40.00%	40.00%
United Gas Derivatives Co [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Share Of Profit Of Equity Accounted Investments	€ 16	€ 14
Deduction For Dividends	€ 12	€ 14
% of the investment in associates	33.33%	33.33%
Gas Distribution Company of Thessaloniki [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Share Of Profit Of Equity Accounted Investments	€ 9	€ 10
Deduction For Dividends	€ 12	€ 10
% of the investment in joint ventures	49.00%	49.00%
PetroSucre SA [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Deduction For Dividends		€ 30
% of the investment in associates		26.00%
Unimar Llc [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Share Of Profit Of Equity Accounted Investments	€ 3
Deduction For Dividends	€ 24	€ 16
% of the investment in joint ventures	50.00%	50.00%
Other Related Parties [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Share Of Profit Of Equity Accounted Investments	€ 25	€ 17
Deduction For Dividends	€ 11	€ 30